Risk Management - Disclosure of concentrations of credit risk by industry and geography (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Loans and advances	£ 1,491,765	£ 1,451,654
Contingent liabilities
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	24,173	23,892
Loan commitments
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	407,545	374,912
Gross exposure | Stage 1 | Contingent liabilities
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	21,028	20,884
Gross exposure | Stage 1 | Loan commitments
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	391,227	353,179
Gross exposure | Lifetime expected credit losses | Stage 2 | Contingent liabilities
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,835	2,607
Gross exposure | Lifetime expected credit losses | Stage 2 | Loan commitments
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	15,893	21,601
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Contingent liabilities
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Loan commitments
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	6	0
Net gains on financial instruments designated at fair value | Gross exposure
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	16,338	16,469
Loans and advances at amortised cost, including debts securities
Disclosure of geographical areas [line items]
Loans and advances	414,483	399,496
Loans and advances at amortised cost, including debts securities | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	370,812	353,524
Loans and advances at amortised cost, including debts securities | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	38,636	41,316
Loans and advances at amortised cost, including debts securities | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	5,035	4,656
Loans and advances at amortised cost, including debts securities | Lifetime expected credit losses | Stage 3 POCI
Disclosure of geographical areas [line items]
Loans and advances	57	0
Loans and advances at amortised cost, including debts securities | Gross exposure
Disclosure of geographical areas [line items]
Loans and advances	419,576	405,244
Loans and advances at amortised cost, including debts securities | Gross exposure | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	371,762	354,454
Loans and advances at amortised cost, including debts securities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	40,398	43,599
Loans and advances at amortised cost, including debts securities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of geographical areas [line items]
Loans and advances	57	0
Loans and advances at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	346,273	342,747
Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	306,774	301,585
Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	37,153	39,692
Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of geographical areas [line items]
Loans and advances	57	0
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	346,273	342,747
Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	305,836	300,666
Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	35,402	37,425
Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	5,035	4,656
Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 POCI
Disclosure of geographical areas [line items]
Loans and advances	57	0
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of geographical areas [line items]
Loans and advances	351,343	348,468
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	306,774	301,585
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	37,153	39,692
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of geographical areas [line items]
Loans and advances	57	0
Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	68,210	56,749
Debt securities at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	64,976	52,858
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	3,234	3,891
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	0	0
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 POCI
Disclosure of geographical areas [line items]
Loans and advances	0	0
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of geographical areas [line items]
Loans and advances	68,233	56,776
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	64,988	52,869
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	3,245	3,907
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of geographical areas [line items]
Loans and advances	0	0
Total off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	432,157	399,308
Total off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	24,358	24,074
Total off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	407,799	375,234
Total off-balance sheet | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	412,255	374,063
Total off-balance sheet | Stage 1 | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	21,028	20,884
Total off-balance sheet | Stage 1 | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	391,227	353,179
Total off-balance sheet | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	18,728	24,208
Total off-balance sheet | Lifetime expected credit losses | Stage 2 | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	2,835	2,607
Total off-balance sheet | Lifetime expected credit losses | Stage 2 | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	15,893	21,601
Total off-balance sheet | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	1,174	1,037
Total off-balance sheet | Lifetime expected credit losses | Stage 3 | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	495	583
Total off-balance sheet | Lifetime expected credit losses | Stage 3 | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	679	454
Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,430	3,602
Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	2,518	2,734
Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	484	611
Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	428	257
Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,412	1,714
Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	1,335	1,526
Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	76	188
Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	1	0
Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	6,173	6,721
Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	4,764	5,036
Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	1,237	1,515
Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	172	170
Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,717	6,022
Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	3,674	5,975
Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	43	46
Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	0	1
Government and central bank | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	39,699	34,237
Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	8,325	7,459
Banks | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	8,323	7,458
Banks | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	2	1
Banks | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	0	0
Banks | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,249	1,516
Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,000	3,726
Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	2,537	3,394
Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	206	324
Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	257	8
Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	21,937	21,820
Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	18,987	18,918
Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	2,536	2,318
Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	414	584
Materials and Building | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,388	2,854
Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	9,675	9,579
Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	7,850	7,099
Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	1,565	2,151
Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	260	329
Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,580	1,704
Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	1,321	1,275
Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	164	395
Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	95	34
Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	168,061	171,512
Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	146,652	150,152
Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	19,534	19,364
Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	1,875	1,996
Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	23,139	24,006
Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	19,301	19,815
Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	3,049	3,726
Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	789	465
Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	47,237	40,709
Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	45,689	38,988
Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	1,474	1,613
Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	74	108
Other Financial Institutions | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	24,007	16,265
Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	48,587	44,173
Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of geographical areas [line items]
Loans and advances	42,885	38,296
Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of geographical areas [line items]
Loans and advances	5,032	5,173
Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of geographical areas [line items]
Loans and advances	670	704
United Kingdom | Loans and advances at amortised cost, including debts securities
Disclosure of geographical areas [line items]
Loans and advances	279,837	274,409
United Kingdom | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	253,898	248,316
United Kingdom | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	25,939	26,093
United Kingdom | Total off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	120,179	101,803
United Kingdom | Total off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	5,721	5,668
United Kingdom | Total off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	114,458	96,135
United Kingdom | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,430	3,597
United Kingdom | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	515	490
United Kingdom | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,578	4,200
United Kingdom | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,373	5,987
United Kingdom | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	730	437
United Kingdom | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,109	2,181
United Kingdom | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	18,502	18,631
United Kingdom | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	7,934	7,585
United Kingdom | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	763	868
United Kingdom | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	166,181	166,704
United Kingdom | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	13,266	13,802
United Kingdom | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	6,772	6,093
United Kingdom | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	26,745	17,741
Americas | Loans and advances at amortised cost, including debts securities
Disclosure of geographical areas [line items]
Loans and advances	86,068	78,150
Americas | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	66,347	66,469
Americas | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	19,721	11,681
Americas | Total off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	254,361	237,880
Americas | Total off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	10,742	10,262
Americas | Total off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	243,619	227,618
Americas | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	0	0
Americas | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	708	843
Americas | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,418	1,279
Americas | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	0	0
Americas | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,573	3,606
Americas | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	401	486
Americas | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,816	2,623
Americas | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	831	1,061
Americas | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	421	536
Americas | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	113	97
Americas | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	5,196	6,032
Americas | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	30,791	25,589
Americas | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	20,079	24,317
Europe | Loans and advances at amortised cost, including debts securities
Disclosure of geographical areas [line items]
Loans and advances	31,734	29,762
Europe | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	16,176	19,500
Europe | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	15,558	10,262
Europe | Total off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	46,875	49,316
Europe | Total off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	5,514	5,919
Europe | Total off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	41,361	43,397
Europe | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	0	0
Europe | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	189	260
Europe | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	828	826
Europe | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2	5
Europe | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,301	1,520
Europe | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	203	879
Europe | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	399	448
Europe | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	294	481
Europe | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	300	182
Europe | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	899	3,882
Europe | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,646	3,151
Europe | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	7,121	6,481
Europe | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	994	1,385
Others | Loans and advances at amortised cost, including debts securities
Disclosure of geographical areas [line items]
Loans and advances	16,844	17,175
Others | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	9,852	8,462
Others | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	6,992	8,713
Others | Total off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	10,742	10,309
Others | Total off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	2,381	2,225
Others | Total off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	8,361	8,084
Others | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	0	5
Others | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	0	121
Others | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	349	416
Others | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	342	30
Others | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,721	1,896
Others | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	287	180
Others | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	220	118
Others | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	616	452
Others | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	96	118
Others | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	868	829
Others | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,031	1,021
Others | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,553	2,546
Others | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	£ 769	£ 730